Stockholders' Equity (Deficit) (Schedule of Stock Option Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Shares
Outstanding, beginning balance	1,018,590
Granted	393,375	393,375
Exercised	(10,272)
Forfeited	(187,007)
Outstanding, ending balance	1,214,686	1,018,590
Weighted Average Exercise Price
Outstanding, beginning balance	$ 5.04
Granted	5.32
Exercised	1.97
Forfeited	6.53
Outstanding, ending balance	$ 4.93	$ 5.04